NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-13:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Delaware Funds VIP Small Cap Value Series: Service Class (DWVSVS)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 16, 2016 to December 31, 2016 and the year ended December 31, 2017
BlackRock High Yield V.I. Fund - Class III (BRVHY3)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	March 1, 2016 to December 31, 2016 and the year ended December 31, 2017
PIMCO Funds All Asset Portfolio - Advisor Class (PMVAAD)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	April 8, 2016 to December 31, 2016 and the year ended December 31, 2017
BlackRock Total Return V.I. Fund - Class III (BRVTR3)

	Statement of Changes in Contract Owners’ Equity	April 8, 2016 to December 31, 2016
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

	Statement of Changes in Contract Owners’ Equity	May 16, 2016 to December 31, 2016
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

	Statement of Changes in Contract Owners’ Equity	July 22, 2016 to December 31, 2016
Morgan Stanley UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

	Statement of Changes in Contract Owners’ Equity	July 5, 2016 to December 31, 2016
Nationwide Funds Group NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Nationwide Funds Group NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

	Statement of Changes in Contract Owners’ Equity	July 22, 2016 to December 31, 2016
Neuberger & Berman Management, Inc. Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

	Statement of Changes in Contract Owners’ Equity	April 8, 2016 to December 31, 2016
Oppenheimer Funds Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Wells Fargo Funds Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016

Invesco Investments V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Statement of Operations	May 22, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	May 22, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

  VPS Growth and Income Portfolio - Class A (ALVGIA)

  VPS Real Estate Investment Portfolio - Class A (ALVREA)

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Value Fund - Class I (ACVV)

BLACKROCK FUNDS

  BlackRock Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Appreciation Portfolio - Initial Shares (DCAP)

FEDERATED INVESTORS

  Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

  VIP Contrafund(R) Portfolio - Service Class (FCS)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Money Market Portfolio - Service Class 2 (FMMP2)

  VIP Overseas Portfolio - Service Class (FOS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

  Small Cap Value Securities Fund - Class 2 (FTVSV2)

  U.S. Government Securities VIP Fund - Class 2 (FTVUG2)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

INVESCO INVESTMENTS

VI Comstock Fund - Series I Shares (ACC1)

VI Growth and Income Fund - Series I Shares (ACGI)

VI Small Cap Equity Fund - Series I Shares (AVSCE)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Overseas Portfolio: Service Shares (JAIGS)

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

MASSACHUSETTS FINANCIAL SERVICES CO.

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VPS Growth and Income Portfolio - Class A (ALVGIA)
144 shares (cost $4,368)	$4,815
VPS Real Estate Investment Portfolio - Class A (ALVREA)
18,324 shares (cost $175,665)	166,935
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
493 shares (cost $9,945)	10,695
VP Inflation Protection Fund - Class II (ACVIP2)
18,952 shares (cost $198,237)	193,502
VP International Fund - Class I (ACVI)
7,410 shares (cost $78,789)	90,257
VP Mid Cap Value Fund - Class I (ACVMV1)
23,321 shares (cost $435,992)	530,546
VP Value Fund - Class I (ACVV)
42,860 shares (cost $418,867)	480,456
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
131,634 shares (cost $963,944)	971,460
BlackRock Global Allocation V.I. Fund - Class III (MLVGA3)
9,573 shares (cost $129,728)	142,066
VIP Small Cap Value Series: Service Class (DWVSVS)
2,103 shares (cost $79,702)	89,415
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,930 shares (cost $86,775)	99,195
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,614 shares (cost $235,632)	300,247
Appreciation Portfolio - Initial Shares (DCAP)
11,427 shares (cost $476,534)	510,901
Quality Bond Fund II - Primary Shares (FQB)
15,380 shares (cost $170,526)	169,950
VIP Contrafund(R) Portfolio - Service Class (FCS)
330 shares (cost $11,502)	12,448
VIP Equity-Income Portfolio - Service Class (FEIS)
10,421 shares (cost $224,923)	247,719
VIP Growth Portfolio - Service Class (FGS)
2,421 shares (cost $146,762)	178,605
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
44,764 shares (cost $570,524)	566,715
VIP Mid Cap Portfolio - Service Class (FMCS)
2,598 shares (cost $85,788)	100,278
VIP Money Market Portfolio - Service Class 2 (FMMP2)
689,545 shares (cost $689,545)	689,545
VIP Overseas Portfolio - Service Class (FOS)
8,857 shares (cost $180,450)	201,675
Small Cap Value Securities Fund - Class 2 (FTVSV2)
7,088 shares (cost $125,956)	140,337
U.S. Government Securities VIP Fund - Class 2 (FTVUG2)
2,663 shares (cost $33,588)	32,174
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
8,751 shares (cost $77,064)	89,519
Templeton Foreign Securities Fund - Class 2 (TIF2)
24,617 shares (cost $377,077)	380,820
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
32,213 shares (cost $540,248)	531,830
VI Comstock Fund - Series I Shares (ACC1)
2,982 shares (cost $54,581)	61,487

VI Growth and Income Fund - Series I Shares (ACGI)
21,149 shares (cost $436,582)	480,076
VI Small Cap Equity Fund - Series I Shares (AVSCE)
533 shares (cost $9,812)	10,662
Balanced Portfolio: Service Shares (JABS)
10,589 shares (cost $345,353)	392,755
Flexible Bond Portfolio: Service Shares (JAFBS)
6,308 shares (cost $81,547)	80,302
Forty Portfolio: Service Shares (JACAS)
6,049 shares (cost $209,836)	228,898
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
1,001 shares (cost $21,478)	25,978
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
629 shares (cost $13,273)	15,698
New Discovery Series - Service Class (MNDSC)
3,132 shares (cost $47,648)	58,169
Value Series - Service Class (MVFSC)
21,038 shares (cost $327,603)	432,323
U.S. Real Estate Portfolio - Class I (MSVRE)
2,671 shares (cost $57,596)	58,012
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
11,398 shares (cost $121,750)	125,944
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
9,583 shares (cost $149,812)	154,377
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
9,654 shares (cost $135,804)	136,220
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
12,974 shares (cost $160,443)	175,019
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,026 shares (cost $53,420)	54,230
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
3,877 shares (cost $46,032)	45,830
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
23,754 shares (cost $264,243)	269,608
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2,552 shares (cost $47,880)	46,108
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
4,562 shares (cost $66,551)	68,240
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
3,022 shares (cost $70,041)	64,887
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
5,067 shares (cost $53,463)	57,256
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
5,901 shares (cost $62,626)	68,629
NVIT Small Cap Index Fund Class II (NVSIX2)
1,784 shares (cost $21,894)	24,143
NVIT S&P 500 Index Fund Class II (GVEX2)
3,730 shares (cost $54,561)	65,125
Short Duration Bond Portfolio - I Class Shares (AMTB)
9,322 shares (cost $99,808)	97,505
International Portfolio - S Class Shares (AMINS)
5,636 shares (cost $62,739)	76,813
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
5,634 shares (cost $133,422)	156,576
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
1,191 shares (cost $26,260)	30,681
Global Securities Fund/VA - Non-Service Shares (OVGS)
9,338 shares (cost $377,340)	442,813

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
7,435 shares (cost $173,049)	191,754
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
5,196 shares (cost $26,096)	26,654
All Asset Portfolio - Advisor Class (PMVAAD)
3,900 shares (cost $38,543)	42,780
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
3,008 shares (cost $33,038)	32,095
High Yield Portfolio - Administrative Class (PMVHYA)
48,832 shares (cost $379,274)	384,306
Low Duration Portfolio - Administrative Class (PMVLDA)
48,869 shares (cost $502,221)	500,419
Total Return Portfolio - Administrative Class (PMVTRA)
46,787 shares (cost $519,396)	511,849
Variable Fund - Multi-Hedge Strategies (RVARS)
9,620 shares (cost $230,708)	238,867
Blue Chip Growth Portfolio - II (TRBCG2)
12,311 shares (cost $259,756)	371,674
Equity Income Portfolio - II (TREI2)
1,491 shares (cost $42,655)	43,487
Variable Insurance Portfolios - Asset Strategy (WRASP)
5,709 shares (cost $59,171)	53,485
Variable Insurance Portfolios - High Income (WRHIP)
11,102 shares (cost $38,974)	40,381
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,008 shares (cost $9,581)	11,696

Total Investments	$13,385,916

Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	3,505
Accounts Receivable - VIP Contrafund(R) Portfolio - Service Class (FCS)	12
Accounts Receivable - ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	13
Accounts Receivable - Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	8
Accounts Payable - VPS Growth and Income Portfolio - Class A (ALVGIA)	(7)
Accounts Payable - VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	(14)
Other Accounts Payable	(177)

$13,389,256

Contract Owners’ Equity:
Accumulation units	13,389,256

Total Contract Owners’ Equity (note 5)	$13,389,256

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI	ACVMV1	ACVV
Reinvested dividends	$215,450	66	3,111	9	5,127	833	8,684	7,120
Mortality and expense risk charges (note 2)	(48,557)	(23)	(596)	(23)	(732)	(331)	(2,113)	(1,509)

Net investment income (loss)	166,893	43	2,515	(14)	4,395	502	6,571	5,611

Realized gain (loss) on investments	205,820	5	(41)	1,705	(476)	238	77,341	5,033
Change in unrealized gain (loss) on investments	894,499	332	(1,319)	(1,024)	2,493	24,817	(33,461)	24,060

Net gain (loss) on investments	1,100,319	337	(1,360)	681	2,017	25,055	43,880	29,093

Reinvested capital gains	269,398	390	9,301	95	-	-	11,952	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,536,610	770	10,456	762	6,412	25,557	62,403	34,704

Investment Activity:	BRVHY3	MLVGA3	DWVSVS	DVSCS	DSIF	DCAP	FQB	FCS
Reinvested dividends	$44,242	1,725	583	1,027	4,148	6,501	8,157	105
Mortality and expense risk charges (note 2)	(3,149)	(542)	(318)	(443)	(870)	(1,731)	(743)	(62)

Net investment income (loss)	41,093	1,183	265	584	3,278	4,770	7,414	43

Realized gain (loss) on investments	2,498	(922)	12,839	13,176	234	3,993	(2,886)	(3)
Change in unrealized gain (loss) on investments	7,516	14,859	(9,472)	(9,126)	36,195	45,269	4,300	1,527

Net gain (loss) on investments	10,014	13,937	3,367	4,050	36,429	49,262	1,414	1,524

Reinvested capital gains	-	1,632	3,107	6,721	4,200	62,298	-	602

Net increase (decrease) in contract owners’ equity resulting from operations	$51,107	16,752	6,739	11,355	43,907	116,330	8,828	2,169

Investment Activity:	FEIS	FGS	FIGBS	FMCS	FMMP2	FOS	FTVSV2	FTVUG2
Reinvested dividends	$3,703	211	13,225	571	2,909	2,483	713	857
Mortality and expense risk charges (note 2)	(705)	(711)	(2,060)	(316)	(2,741)	(705)	(558)	(157)

Net investment income (loss)	2,998	(500)	11,165	255	168	1,778	155	700

Realized gain (loss) on investments	(878)	3,425	824	49	-	(2,477)	10,325	(1,582)
Change in unrealized gain (loss) on investments	18,499	34,117	8,328	12,553	-	47,754	(7,833)	1,329

Net gain (loss) on investments	17,621	37,542	9,152	12,602	-	45,277	2,492	(253)

Reinvested capital gains	3,292	12,065	2,621	4,053	-	175	9,749	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,911	49,107	22,938	16,910	168	47,230	12,396	447

Investment Activity:	FTVDM2	TIF2	FTVGI2	ACC1	ACGI	AVSCE	IVMCC2	JABS
Reinvested dividends	$393	9,235	-	1,552	6,990	-	147	5,214
Mortality and expense risk charges (note 2)	(217)	(1,265)	(1,963)	(234)	(1,764)	(35)	(119)	(1,361)

Net investment income (loss)	176	7,970	(1,963)	1,318	5,226	(35)	28	3,853

Realized gain (loss) on investments	1,232	(8,385)	(15,866)	949	20,431	214	936	14,906
Change in unrealized gain (loss) on investments	14,555	52,440	25,496	5,427	18,174	680	-	42,419

Net gain (loss) on investments	15,787	44,055	9,630	6,376	38,605	894	936	57,325

Reinvested capital gains	-	-	1,762	3,022	19,205	450	969	731

Net increase (decrease) in contract owners’ equity resulting from operations	$15,963	52,025	9,429	10,716	63,036	1,309	1,933	61,909

Investment Activity:	JAFBS	JACAS	JAIGS	SBVSG	SBVSG2	MNDSC	MVFSC	MSVRE
Reinvested dividends	$1,883	-	579	-	-	-	7,478	931
Mortality and expense risk charges (note 2)	(277)	(765)	(123)	(220)	(67)	(178)	(1,557)	(218)

Net investment income (loss)	1,606	(765)	456	(220)	(67)	(178)	5,921	713

Realized gain (loss) on investments	(100)	(4,262)	3,447	9,523	566	19	45,571	515
Change in unrealized gain (loss) on investments	813	40,688	-	3,296	3,299	11,055	810	488

Net gain (loss) on investments	713	36,426	3,447	12,819	3,865	11,074	46,381	1,003

Reinvested capital gains	-	11,733	-	1,227	330	1,072	17,322	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,319	47,394	3,903	13,826	4,128	11,968	69,624	1,716

Investment Activity:	NVCMD2	NVDBL2	GVDMA	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2
Reinvested dividends	$2,149	2,747	2,120	163	642	-	2,944	-
Mortality and expense risk charges (note 2)	(413)	(808)	(439)	(540)	(174)	(142)	(846)	(144)

Net investment income (loss)	1,736	1,939	1,681	(377)	468	(142)	2,098	(144)

Realized gain (loss) on investments	16	8	10,523	(11,412)	(28)	(37)	(5,101)	(51)
Change in unrealized gain (loss) on investments	6,017	9,202	(434)	45,161	3,486	7,773	19,563	8,834

Net gain (loss) on investments	6,033	9,210	10,089	33,749	3,458	7,736	14,462	8,783

Reinvested capital gains	7,280	3,548	8,224	6,710	2,720	2,174	13,608	352

Net increase (decrease) in contract owners’ equity resulting from operations	$15,049	14,697	19,994	40,082	6,646	9,768	30,168	8,991

Investment Activity:	SCVF2	SCF2	NCPG2	IDPGI2	NVSIX2	GVEX2	AMTB	AMINS
Reinvested dividends	$187	-	876	1,147	201	945	1,430	479
Mortality and expense risk charges (note 2)	(259)	(303)	(184)	(224)	(77)	(199)	(346)	(275)

Net investment income (loss)	(72)	(303)	692	923	124	746	1,084	204

Realized gain (loss) on investments	(23)	(37)	5	12	(8)	31	(232)	2,679
Change in unrealized gain (loss) on investments	2,170	3,260	5,668	6,695	1,928	8,550	(308)	15,721

Net gain (loss) on investments	2,147	3,223	5,673	6,707	1,920	8,581	(540)	18,400

Reinvested capital gains	3,165	4,358	2,115	606	881	1,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,240	7,278	8,480	8,236	2,925	10,814	544	18,604

Investment Activity:	AMCG	AMMCGS	OVGS	OVSC	OVSB	PMVAAD	PMVFAD	PMVHYA
Reinvested dividends	$-	-	3,795	1,596	597	1,720	467	19,352
Mortality and expense risk charges (note 2)	(567)	(106)	(1,447)	(653)	(128)	(203)	(114)	(1,414)

Net investment income (loss)	(567)	(106)	2,348	943	469	1,517	353	17,938

Realized gain (loss) on investments	7,187	267	4,460	1,449	1	797	(81)	599
Change in unrealized gain (loss) on investments	26,668	5,592	111,357	11,925	759	2,331	2,734	5,473

Net gain (loss) on investments	33,855	5,859	115,817	13,374	760	3,128	2,653	6,072

Reinvested capital gains	2,884	641	-	9,797	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,172	6,394	118,165	24,114	1,229	4,645	3,006	24,010

Investment Activity:	PMVLDA	PMVTRA	RVARS	TRBCG2	TREI2	WRASP	WRHIP	WRMCG
Reinvested dividends	$6,182	11,526	-	-	709	799	2,165	-
Mortality and expense risk charges (note 2)	(1,932)	(2,125)	(1,078)	(1,309)	(256)	(171)	(145)	(35)

Net investment income (loss)	4,250	9,401	(1,078)	(1,309)	453	628	2,020	(35)

Realized gain (loss) on investments	(9,354)	(18,659)	(1,059)	30,724	1,718	(47)	(649)	6
Change in unrealized gain (loss) on investments	9,494	36,298	9,185	76,178	878	7,527	1,289	2,172

Net gain (loss) on investments	140	17,639	8,126	106,902	2,596	7,480	640	2,178

Reinvested capital gains	-	-	-	4,380	4,086	-	-	306

Net increase (decrease) in contract owners’ equity resulting from operations	$4,390	27,040	7,048	109,973	7,135	8,108	2,660	2,449

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNER’S EQUITY

Years Ended December 31, 2017 and 2016

	Total		ALVGIA		ALVREA		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$166,893	153,423	43	284	2,515	2,336	(14)	(3)
Realized gain (loss) on investments	205,820	(194,881)	5	(1,588)	(41)	(25,232)	1,705	1
Change in unrealized gain (loss) on investments	894,499	446,594	332	(122)	(1,319)	19,756	(1,024)	1,710
Reinvested capital gains	269,398	447,998	390	1,878	9,301	8,418	95	94

Net increase (decrease) in contract owners’ equity resulting from operations	1,536,610	853,134	770	452	10,456	5,278	762	1,802

Equity transactions:
Purchase payments received from contract owners (note 3)	14,364	15,126	-	-	65	14	-	-
Transfers between funds (note 3)	-	-	(53)	27,414	3,822	(49,522)	(4,807)	11,641
Redemptions (note 3)	(1,634,032)	(977,874)	(248)	(27,750)	(12,305)	(10,053)	(211)	-
Adjustments to maintain reserves	(389)	(69)	(1)	(1)	(1)	16	(17)	7

Net equity transactions	(1,620,057)	(962,817)	(302)	(337)	(8,419)	(59,545)	(5,035)	11,648

Net change in contract owners’ equity	(83,447)	(109,683)	468	115	2,037	(54,267)	(4,273)	13,450
Contract owners’ equity beginning of period	13,472,703	13,582,386	4,340	4,225	164,913	219,180	14,954	1,504

Contract owners’ equity end of period	$13,389,256	13,472,703	4,808	4,340	166,950	164,913	10,681	14,954

CHANGES IN UNITS:
Beginning units	750,487	782,551	142	153	3,469	4,953	311	39
Units purchased	257,433	838,091	2	932	100	870	162	272
Units redeemed	(347,571)	(870,155)	(11)	(943)	(261)	(2,354)	(276)	—

Ending units	660,349	750,487	133	142	3,308	3,469	197	311

	ACVIP2		ACVI		ACVMV1		ACVV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,395	3,034	502	750	6,571	8,122	5,611	3,501
Realized gain (loss) on investments	(476)	(437)	238	(2,306)	77,341	31,080	5,033	950
Change in unrealized gain (loss) on investments	2,493	3,925	24,817	(5,165)	(33,461)	57,419	24,060	42,797
Reinvested capital gains	-	1,546	-	-	11,952	30,594	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,412	8,068	25,557	(6,721)	62,403	127,215	34,704	47,248

Equity transactions:
Purchase payments received from contract owners (note 3)	8	5	39	(6)	133	18	-	-
Transfers between funds (note 3)	667	(6,495)	(5,508)	(10,810)	(57,495)	42,468	163,719	132,498
Redemptions (note 3)	(16,904)	(3,340)	(26,085)	(1,452)	(158,853)	(23,582)	(25,966)	(5,327)
Adjustments to maintain reserves	(29)	1	(26)	(34)	(20)	(41)	(29)	-

Net equity transactions	(16,258)	(9,829)	(31,580)	(12,302)	(216,235)	18,863	137,724	127,171

Net change in contract owners’ equity	(9,846)	(1,761)	(6,023)	(19,023)	(153,832)	146,078	172,428	174,419
Contract owners’ equity beginning of period	203,335	205,096	96,265	115,288	684,360	538,282	308,011	133,592

Contract owners’ equity end of period	$193,489	203,335	90,242	96,265	530,528	684,360	480,439	308,011

CHANGES IN UNITS:
Beginning units	12,890	13,533	4,346	4,916	21,631	20,843	9,056	4,714
Units purchased	102	62	40	109	287	4,112	4,936	4,876
Units redeemed	(1,112)	(705)	(1,268)	(679)	(6,876)	(3,324)	(951)	(534)

Ending units	11,880	12,890	3,118	4,346	15,042	21,631	13,041	9,056

	BRVHY3		MLVGA3		DWVSVS		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,093	23,657	1,183	1,095	265	(231)	584	680
Realized gain (loss) on investments	2,498	45,631	(922)	(8,338)	12,839	322	13,176	14,630
Change in unrealized gain (loss) on investments	7,516	-	14,859	13,937	(9,472)	19,186	(9,126)	6,212
Reinvested capital gains	-	-	1,632	-	3,107	-	6,721	11,607

Net increase (decrease) in contract owners’ equity resulting from operations	51,107	69,288	16,752	6,694	6,739	19,277	11,355	33,129

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	(70)	854,580	223	9,558	(35,258)	112,588	(51,505)	35,459
Redemptions (note 3)	-	-	(11,459)	(4,583)	(12,386)	(1,538)	(46,195)	(4,523)
Adjustments to maintain reserves	(51)	111	(1)	9	(15)	(9)	8	(20)

Net equity transactions	(121)	854,691	(11,237)	4,984	(47,659)	111,041	(97,692)	30,916

Net change in contract owners’ equity	50,986	923,979	5,515	11,678	(40,920)	130,318	(86,337)	64,045
Contract owners’ equity beginning of period	923,979	-	136,559	124,881	130,318	-	185,528	121,483

Contract owners’ equity end of period	$974,965	923,979	142,074	136,559	89,398	130,318	99,191	185,528

CHANGES IN UNITS:
Beginning units	88,567	-	8,301	7,885	8,288	-	4,111	3,359
Units purchased	87,582	318,128	551	3,985	1,864	8,412	116	3,055
Units redeemed	(88,567)	(229,561)	(1,230)	(3,569)	(5,061)	(124)	(2,280)	(2,303)

Ending units	87,582	88,567	7,622	8,301	5,091	8,288	1,947	4,111

	DSIF		DCAP		FQB		FCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,278	2,817	4,770	5,827	7,414	7,107	43	20
Realized gain (loss) on investments	234	8,694	3,993	1,084	(2,886)	(4,406)	(3)	(10)
Change in unrealized gain (loss) on investments	36,195	(860)	45,269	(39,309)	4,300	3,458	1,527	(59)
Reinvested capital gains	4,200	7,348	62,298	65,736	-	-	602	751

Net increase (decrease) in contract owners’ equity resulting from operations	43,907	17,999	116,330	33,338	8,828	6,159	2,169	702

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	164	1	-	-	-	-
Transfers between funds (note 3)	91,360	-	(9,319)	(19,032)	(71,567)	12,533	-	-
Redemptions (note 3)	-	(59,582)	(55,295)	(2,901)	(37,413)	(6,805)	-	-
Adjustments to maintain reserves	(5)	8	(39)	(2)	(5)	(9)	2	(1)

Net equity transactions	91,355	(59,574)	(64,489)	(21,934)	(108,985)	5,719	2	(1)

Net change in contract owners’ equity	135,262	(41,575)	51,841	11,404	(100,157)	11,878	2,171	701
Contract owners’ equity beginning of period	164,985	206,560	459,058	447,654	270,106	258,228	10,289	9,588

Contract owners’ equity end of period	$300,247	164,985	510,899	459,058	169,949	270,106	12,460	10,289

CHANGES IN UNITS:
Beginning units	5,281	7,360	17,786	18,667	15,616	15,444	297	297
Units purchased	2,736	-	22	55	519	5,080	-	-
Units redeemed	-	(2,079)	(2,206)	(936)	(6,658)	(4,908)	-	-

Ending units	8,017	5,281	15,602	17,786	9,477	15,616	297	297

	FEIS		FGS		FIGBS		FMCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,998	2,057	(500)	(612)	11,165	11,907	255	(10)
Realized gain (loss) on investments	(878)	(34,639)	3,425	6,885	824	(1,668)	49	(7,110)
Change in unrealized gain (loss) on investments	18,499	35,667	34,117	(28,912)	8,328	2,918	12,553	(797)
Reinvested capital gains	3,292	11,118	12,065	18,127	2,621	178	4,053	11,185

Net increase (decrease) in contract owners’ equity resulting from operations	23,911	14,203	49,107	(4,512)	22,938	13,335	16,910	3,268

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	115,887	(67,231)	(9,788)	5,793	(31,088)	262,078	-	(72,981)
Redemptions (note 3)	(11,198)	(1,394)	(6,774)	(52,313)	(16,407)	(48,667)	-	(30,469)
Adjustments to maintain reserves	3	(25)	3	(31)	(6)	(12)	1	1

Net equity transactions	104,692	(68,650)	(16,559)	(46,551)	(47,501)	213,399	1	(103,449)

Net change in contract owners’ equity	128,603	(54,447)	32,548	(51,063)	(24,563)	226,734	16,911	(100,181)
Contract owners’ equity beginning of period	119,117	173,564	146,046	197,109	591,269	364,535	83,380	183,561

Contract owners’ equity end of period	$247,720	119,117	178,594	146,046	566,706	591,269	100,291	83,380

CHANGES IN UNITS:
Beginning units	4,116	7,021	5,135	6,885	34,044	21,889	3,090	7,600
Units purchased	3,852	1,156	721	3,201	4,718	19,218	-	-
Units redeemed	(379)	(4,061)	(1,189)	(4,951)	(7,334)	(7,063)	-	(4,510)

Ending units	7,589	4,116	4,667	5,135	31,428	34,044	3,090	3,090

	FMMP2		FOS		FTVSV2		FTVUG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$168	(4,286)	1,778	1,815	155	426	700	3,808
Realized gain (loss) on investments	-	-	(2,477)	(3,367)	10,325	1,168	(1,582)	284
Change in unrealized gain (loss) on investments	-	-	47,754	(10,951)	(7,833)	20,141	1,329	(2,243)
Reinvested capital gains	-	-	175	331	9,749	17,925	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	168	(4,286)	47,230	(12,172)	12,396	39,660	447	1,849

Equity transactions:
Purchase payments received from contract owners (note 3)	7	4	2	1	75	16	-	-
Transfers between funds (note 3)	(54,085)	(741,030)	9,650	(10,100)	(52,785)	44,066	(51,646)	(72,076)
Redemptions (note 3)	(37,993)	(96,156)	(41,501)	(8,476)	(11,955)	(729)	(1,148)	(1,209)
Adjustments to maintain reserves	20	(6)	(15)	29	60	(62)	4	(4)

Net equity transactions	(92,051)	(837,188)	(31,864)	(18,546)	(64,605)	43,291	(52,790)	(73,289)

Net change in contract owners’ equity	(91,883)	(841,474)	15,366	(30,718)	(52,209)	82,951	(52,343)	(71,440)
Contract owners’ equity beginning of period	781,468	1,622,942	186,319	217,037	192,563	109,612	84,518	155,958

Contract owners’ equity end of period	$689,585	781,468	201,685	186,319	140,354	192,563	32,175	84,518

CHANGES IN UNITS:
Beginning units	69,152	143,255	7,750	8,542	4,585	3,358	5,706	10,562
Units purchased	109,551	287,862	319	211	53	1,354	-	6,478
Units redeemed	(117,342)	(361,965)	(1,601)	(1,003)	(1,632)	(127)	(3,555)	(11,334)

Ending units	61,361	69,152	6,468	7,750	3,006	4,585	2,151	5,706

	FTVDM2		TIF2		FTVGI2		ACC1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$176	145	7,970	4,856	(1,963)	(1,957)	1,318	752
Realized gain (loss) on investments	1,232	(14,993)	(8,385)	(12,200)	(15,866)	(17,260)	949	(53)
Change in unrealized gain (loss) on investments	14,555	19,549	52,440	26,561	25,496	39,265	5,427	4,462
Reinvested capital gains	-	-	-	5,330	1,762	472	3,022	4,790

Net increase (decrease) in contract owners’ equity resulting from operations	15,963	4,701	52,025	24,547	9,429	20,520	10,716	9,951

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	42	(11)	113	6
Transfers between funds (note 3)	43,234	(6,426)	47,038	39,361	(10,810)	143,376	(629)	(1,703)
Redemptions (note 3)	(10,360)	(756)	(34,529)	(16,676)	(59,398)	(6,185)	(15,056)	-
Adjustments to maintain reserves	(43)	15	(60)	(6)	(2)	(5)	(1)	7

Net equity transactions	32,831	(7,167)	12,449	22,679	(70,168)	137,175	(15,573)	(1,690)

Net change in contract owners’ equity	48,794	(2,466)	64,474	47,226	(60,739)	157,695	(4,857)	8,261
Contract owners’ equity beginning of period	40,720	43,186	316,311	269,085	592,569	434,874	66,347	58,086

Contract owners’ equity end of period	$89,514	40,720	380,785	316,311	531,830	592,569	61,490	66,347

CHANGES IN UNITS:
Beginning units	1,331	1,660	13,291	12,080	60,213	45,322	3,083	3,155
Units purchased	1,157	1,604	1,983	2,740	4,868	23,523	149	86
Units redeemed	(364)	(1,933)	(1,516)	(1,529)	(11,860)	(8,632)	(799)	(158)

Ending units	2,124	1,331	13,758	13,291	53,221	60,213	2,433	3,083

	ACGI		AVSCE		IVMCC2		JABS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,226	3,416	(35)	(50)	28	-	3,853	5,854
Realized gain (loss) on investments	20,431	3,191	214	581	936	-	14,906	13,059
Change in unrealized gain (loss) on investments	18,174	35,277	680	165	-	-	42,419	(11,801)
Reinvested capital gains	19,205	41,375	450	915	969	-	731	5,632

Net increase (decrease) in contract owners’ equity resulting from operations	63,036	83,259	1,309	1,611	1,933	-	61,909	12,744

Equity transactions:
Purchase payments received from contract owners (note 3)	1	1	-	-	-	-	95	(4)
Transfers between funds (note 3)	(67,183)	44,245	-	-	(1,932)	-	(327)	(78,266)
Redemptions (note 3)	(57,516)	(2,544)	(1,485)	(7,860)	-	-	(19,501)	(75,988)
Adjustments to maintain reserves	(49)	1	(5)	(5)	(1)	-	(20)	(23)

Net equity transactions	(124,747)	41,703	(1,490)	(7,865)	(1,933)	-	(19,753)	(154,281)

Net change in contract owners’ equity	(61,711)	124,962	(181)	(6,254)	-	-	42,156	(141,537)
Contract owners’ equity beginning of period	541,782	416,820	10,842	17,096	-	-	350,573	492,110

Contract owners’ equity end of period	$480,071	541,782	10,661	10,842	-	-	392,729	350,573

CHANGES IN UNITS:
Beginning units	15,810	14,473	623	1,097	-	-	12,907	18,906
Units purchased	1	1,975	-	-	3,005	-	15	73
Units redeemed	(3,558)	(638)	(84)	(474)	(3,005)	-	(636)	(6,072)

Ending units	12,253	15,810	539	623	-	-	12,286	12,907

	JAFBS		JACAS		JAIGS		SBVSG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,606	2,887	(765)	933	456	(5)	(220)	(153)
Realized gain (loss) on investments	(100)	2,130	(4,262)	(10,766)	3,447	(3,662)	9,523	50
Change in unrealized gain (loss) on investments	813	328	40,688	(10,263)	-	1,743	3,296	1,154
Reinvested capital gains	-	-	11,733	22,737	-	-	1,227	1,790

Net increase (decrease) in contract owners’ equity resulting from operations	2,319	5,345	47,394	2,641	3,903	(1,924)	13,826	2,841

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	(330)	12
Transfers between funds (note 3)	(16,178)	(32,771)	49,894	(4,760)	(3,902)	(10,649)	(39,892)	44,174
Redemptions (note 3)	(2,618)	(2,459)	(11,950)	(31,801)	-	-	(13,671)	(12,541)
Adjustments to maintain reserves	(2)	2	20	(19)	(1)	9	(2)	9

Net equity transactions	(18,798)	(35,228)	37,964	(36,580)	(3,903)	(10,640)	(53,895)	31,654

Net change in contract owners’ equity	(16,479)	(29,883)	85,358	(33,939)	-	(12,564)	(40,069)	34,495
Contract owners’ equity beginning of period	96,775	126,658	143,554	177,493	-	12,564	66,049	31,554

Contract owners’ equity end of period	$80,296	96,775	228,912	143,554	-	-	25,980	66,049

CHANGES IN UNITS:
Beginning units	9,646	12,860	4,076	5,122	-	441	3,361	1,692
Units purchased	971	13,326	1,909	-	1,502	-	13	2,438
Units redeemed	(2,846)	(16,540)	(930)	(1,046)	(1,502)	(441)	(2,307)	(769)

Ending units	7,771	9,646	5,055	4,076	-	-	1,067	3,361

	SBVSG2		MNDSC		MVFSC		MSVRE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(67)	(59)	(178)	(397)	5,921	7,387	713	1,130
Realized gain (loss) on investments	566	(410)	19	(13,792)	45,571	20,198	515	(683)
Change in unrealized gain (loss) on investments	3,299	554	11,055	16,456	810	(4,891)	488	3,603
Reinvested capital gains	330	737	1,072	4,399	17,322	40,794	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,128	822	11,968	6,666	69,624	63,488	1,716	4,050

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,117)	2	-	-	-	-	-	-
Transfers between funds (note 3)	(5,304)	(1,397)	-	(74,009)	(13,143)	(62,440)	(2,468)	(8,130)
Redemptions (note 3)	-	-	-	(1,317)	(99,977)	(6,028)	(22,928)	(1,326)
Adjustments to maintain reserves	4	8	(6)	(16)	(30)	(35)	(22)	(46)

Net equity transactions	(6,417)	(1,387)	(6)	(75,342)	(113,150)	(68,503)	(25,418)	(9,502)

Net change in contract owners’ equity	(2,289)	(565)	11,962	(68,676)	(43,526)	(5,015)	(23,702)	(5,452)
Contract owners’ equity beginning of period	18,000	18,565	46,205	114,881	475,823	480,838	81,720	87,172

Contract owners’ equity end of period	$15,711	18,000	58,167	46,205	432,297	475,823	58,018	81,720

CHANGES IN UNITS:
Beginning units	696	755	3,273	8,824	14,001	16,088	1,801	2,049
Units purchased	-	-	-	4,319	-	3	3	1,675
Units redeemed	(204)	(59)	-	(9,870)	(3,119)	(2,090)	(561)	(1,923)

Ending units	492	696	3,273	3,273	10,882	14,001	1,243	1,801

	NVCMD2		NVDBL2		GVDMA		NVMLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,736	2,559	1,939	1,879	1,681	1,644	(377)	316
Realized gain (loss) on investments	16	9	8	(29)	10,523	99	(11,412)	(24,266)
Change in unrealized gain (loss) on investments	6,017	(3,287)	9,202	2,529	(434)	(1,282)	45,161	(3,803)
Reinvested capital gains	7,280	7,358	3,548	3,180	8,224	8,365	6,710	19,428

Net increase (decrease) in contract owners’ equity resulting from operations	15,049	6,639	14,697	7,559	19,994	8,826	40,082	(8,325)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	-	-	-	-	-	-	-	(109,747)
Redemptions (note 3)	-	-	-	-	(1,366)	(486)	(542)	(383)
Adjustments to maintain reserves	-	(1)	(1)	(3)	1	(5)	(2)	(12)

Net equity transactions	-	(1)	(1)	(3)	(1,365)	(491)	(544)	(110,142)

Net change in contract owners’ equity	15,049	6,638	14,696	7,556	18,629	8,335	39,538	(118,467)
Contract owners’ equity beginning of period	110,896	104,258	139,683	132,127	117,592	109,257	135,477	253,944

Contract owners’ equity end of period	$125,945	110,896	154,379	139,683	136,221	117,592	175,015	135,477

CHANGES IN UNITS:
Beginning units	8,421	8,421	10,927	10,927	8,407	8,444	8,629	16,442
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	-	(31)	(37)	(16)	(7,813)

Ending units	8,421	8,421	10,927	10,927	8,376	8,407	8,613	8,629

	NVMLV2		NVMMG2		NVMMV2		SCGF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$468	363	(142)	(153)	2,098	1,658	(144)	(275)
Realized gain (loss) on investments	(28)	(11,353)	(37)	(36,578)	(5,101)	(9,187)	(51)	(20,108)
Change in unrealized gain (loss) on investments	3,486	17,754	7,773	23,450	19,563	17,182	8,834	16,509
Reinvested capital gains	2,720	4,639	2,174	4,088	13,608	14,067	352	8,125

Net increase (decrease) in contract owners’ equity resulting from operations	6,646	11,403	9,768	(9,193)	30,168	23,720	8,991	4,251

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	-	(123,874)	-	(74,336)	83,239	(42,058)	-	(86,420)
Redemptions (note 3)	-	(4,578)	-	(66)	(15,593)	(2,763)	-	(1,614)
Adjustments to maintain reserves	(1)	(4)	(1)	(5)	(14)	3	(4)	(5)

Net equity transactions	(1)	(128,456)	(1)	(74,407)	67,632	(44,818)	(4)	(88,039)

Net change in contract owners’ equity	6,645	(117,053)	9,767	(83,600)	97,800	(21,098)	8,987	(83,788)
Contract owners’ equity beginning of period	47,589	164,642	36,071	119,671	171,798	192,896	37,121	120,909

Contract owners’ equity end of period	$54,234	47,589	45,838	36,071	269,598	171,798	46,108	37,121

CHANGES IN UNITS:
Beginning units	2,849	11,401	2,397	8,406	9,282	12,214	2,455	8,613
Units purchased	-	-	-	-	4,466	1	-	-
Units redeemed	-	(8,552)	-	(6,009)	(905)	(2,933)	-	(6,158)

Ending units	2,849	2,849	2,397	2,397	12,843	9,282	2,455	2,455

	SCVF2		SCF2		NCPG2		IDPGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(72)	(77)	(303)	(195)	692	904	923	849
Realized gain (loss) on investments	(23)	(16,300)	(37)	(49)	5	(11,163)	12	(6)
Change in unrealized gain (loss) on investments	2,170	23,172	3,260	2,655	5,668	9,793	6,695	2,219
Reinvested capital gains	3,165	5,522	4,358	7,951	2,115	-	606	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,240	12,317	7,278	10,362	8,480	(466)	8,236	3,062

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	-	(87,686)	-	-	-	(94,911)	-	-
Redemptions (note 3)	-	(999)	-	-	-	(95)	-	-
Adjustments to maintain reserves	(4)	9	(4)	(4)	(3)	(3)	(3)	(1)

Net equity transactions	(4)	(88,676)	(4)	(4)	(3)	(95,009)	(3)	(1)

Net change in contract owners’ equity	5,236	(76,359)	7,274	10,358	8,477	(95,475)	8,233	3,061
Contract owners’ equity beginning of period	63,016	139,375	57,613	47,255	48,777	144,252	60,391	57,330

Contract owners’ equity end of period	$68,252	63,016	64,887	57,613	57,254	48,777	68,624	60,391

CHANGES IN UNITS:
Beginning units	3,468	9,584	3,480	3,480	4,377	13,703	5,428	5,428
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(6,116)	-	-	-	(9,326)	-	-

Ending units	3,468	3,468	3,480	3,480	4,377	4,377	5,428	5,428

	NVSIX2		GVEX2		AMTB		AMINS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$124	145	746	374	1,084	841	204	253
Realized gain (loss) on investments	(8)	(12)	31	1,755	(232)	(2,459)	2,679	(52)
Change in unrealized gain (loss) on investments	1,928	1,873	8,550	1,095	(308)	2,631	15,721	(3,224)
Reinvested capital gains	881	2,464	1,487	558	-	-	-	541

Net increase (decrease) in contract owners’ equity resulting from operations	2,925	4,470	10,814	3,782	544	1,013	18,604	(2,482)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	1	1
Transfers between funds (note 3)	-	7,803	22,374	(613)	-	53,082	(3,660)	(17,172)
Redemptions (note 3)	-	-	-	-	(3,488)	(37,585)	(24,692)	(1,734)
Adjustments to maintain reserves	(1)	(2)	(5)	(2)	2	(7)	(13)	(8)

Net equity transactions	(1)	7,801	22,369	(615)	(3,486)	15,490	(28,364)	(18,913)

Net change in contract owners’ equity	2,924	12,271	33,183	3,167	(2,942)	16,503	(9,760)	(21,395)
Contract owners’ equity beginning of period	21,216	8,945	31,939	28,772	100,441	83,938	86,576	107,971

Contract owners’ equity end of period	$24,140	21,216	65,122	31,939	97,499	100,441	76,816	86,576

CHANGES IN UNITS:
Beginning units	1,410	716	2,156	2,156	8,232	6,939	5,812	7,116
Units purchased	-	694	1,483	4,537	-	4,373	-	6
Units redeemed	-	-	-	(4,537)	(284)	(3,080)	(1,728)	(1,310)

Ending units	1,410	1,410	3,639	2,156	7,948	8,232	4,084	5,812

	AMCG		AMMCGS		OVGS		OVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(567)	(743)	(106)	(94)	2,348	2,338	943	317
Realized gain (loss) on investments	7,187	(5,693)	267	(175)	4,460	(6,339)	1,449	464
Change in unrealized gain (loss) on investments	26,668	5,410	5,592	9	111,357	(19,273)	11,925	19,859
Reinvested capital gains	2,884	9,187	641	1,329	-	21,870	9,797	7,216

Net increase (decrease) in contract owners’ equity resulting from operations	36,172	8,161	6,394	1,069	118,165	(1,404)	24,114	27,856

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	145	(2)	44	4
Transfers between funds (note 3)	(7,594)	(30,725)	-	8,591	34,851	(10,138)	(539)	(988)
Redemptions (note 3)	(50,441)	(4,134)	(2,883)	(9,382)	(23,267)	(15,184)	(11,803)	(41,320)
Adjustments to maintain reserves	(7)	(33)	(4)	(9)	1	24	13	(19)

Net equity transactions	(58,042)	(34,892)	(2,887)	(800)	11,730	(25,300)	(12,285)	(42,323)

Net change in contract owners’ equity	(21,870)	(26,731)	3,507	269	129,895	(26,704)	11,829	(14,467)
Contract owners’ equity beginning of period	178,443	205,174	27,171	26,902	312,925	339,629	179,933	194,400

Contract owners’ equity end of period	$156,573	178,443	30,678	27,171	442,820	312,925	191,762	179,933

CHANGES IN UNITS:
Beginning units	4,909	5,893	2,730	2,804	9,258	10,021	4,133	5,253
Units purchased	3	25	-	880	1,179	189	13	159
Units redeemed	(1,460)	(1,009)	(247)	(954)	(783)	(952)	(274)	(1,279)

Ending units	3,452	4,909	2,483	2,730	9,654	9,258	3,872	4,133

	OVSB		PMVAAD		PMVFAD		PMVHYA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$469	2,824	1,517	709	353	222	17,938	21,967
Realized gain (loss) on investments	1	(8,993)	797	98	(81)	(175)	599	(4,962)
Change in unrealized gain (loss) on investments	759	9,330	2,331	1,906	2,734	667	5,473	26,375
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,229	3,161	4,645	2,713	3,006	714	24,010	43,380

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	75	5
Transfers between funds (note 3)	6,655	(66,085)	(441)	36,032	430	(143)	6,776	(39,934)
Redemptions (note 3)	-	(3,672)	(168)	-	(245)	(245)	(33,336)	(51,255)
Adjustments to maintain reserves	(2)	3	(9)	8	(3)	(7)	51	218

Net equity transactions	6,653	(69,754)	(618)	36,040	182	(395)	(26,434)	(90,966)

Net change in contract owners’ equity	7,882	(66,593)	4,027	38,753	3,188	319	(2,424)	(47,586)
Contract owners’ equity beginning of period	18,776	85,369	38,753	-	28,902	28,583	386,704	434,290

Contract owners’ equity end of period	$26,658	18,776	42,780	38,753	32,090	28,902	384,280	386,704

CHANGES IN UNITS:
Beginning units	1,765	8,485	3,596	-	2,429	2,463	13,606	17,123
Units purchased	606	3,535	560	3,714	51	28	214	16,487
Units redeemed	-	(10,255)	(641)	(118)	(35)	(62)	(1,093)	(20,004)

Ending units	2,371	1,765	3,515	3,596	2,445	2,429	12,727	13,606

	PMVLDA		PMVTRA		RVARS		TRBCG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,250	4,047	9,401	11,703	(1,078)	(1,239)	(1,309)	(1,494)
Realized gain (loss) on investments	(9,354)	(5,347)	(18,659)	(11,614)	(1,059)	(2,433)	30,724	58,763
Change in unrealized gain (loss) on investments	9,494	6,153	36,298	17,605	9,185	(8)	76,178	(56,155)
Reinvested capital gains	-	-	-	-	-	-	4,380	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,390	4,853	27,040	17,694	7,048	(3,680)	109,973	1,114

Equity transactions:
Purchase payments received from contract owners (note 3)	15	10	56	8	-	-	7,451	7,522
Transfers between funds (note 3)	164,485	99,259	5,857	63,826	(164,113)	181,283	(16,806)	(8,793)
Redemptions (note 3)	(200,205)	(28,436)	(263,839)	(64,389)	(41,926)	(11,295)	(70,670)	(79,814)
Adjustments to maintain reserves	32	(11)	19	48	(6)	(3)	(16)	(36)

Net equity transactions	(35,673)	70,822	(257,907)	(507)	(206,045)	169,985	(80,041)	(81,121)

Net change in contract owners’ equity	(31,283)	75,675	(230,867)	17,187	(198,997)	166,305	29,932	(80,007)
Contract owners’ equity beginning of period	531,694	456,019	742,672	725,485	437,861	271,556	341,740	421,747

Contract owners’ equity end of period	$500,411	531,694	511,805	742,672	238,864	437,861	371,672	341,740

CHANGES IN UNITS:
Beginning units	36,677	31,649	38,815	38,618	41,873	25,729	13,316	16,464
Units purchased	13,592	14,812	648	6,825	231	25,529	239	4,939
Units redeemed	(16,400)	(9,784)	(14,026)	(6,628)	(19,979)	(9,385)	(2,860)	(8,087)

Ending units	33,869	36,677	25,437	38,815	22,125	41,873	10,695	13,316

	TREI2		WRASP		WRHIP		WRMCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$453	564	628	88	2,020	2,358	(35)	(120)
Realized gain (loss) on investments	1,718	1,452	(47)	(36,089)	(649)	(15,257)	6	(3,521)
Change in unrealized gain (loss) on investments	878	1,911	7,527	32,154	1,289	16,907	2,172	2,438
Reinvested capital gains	4,086	2,832	-	-	-	-	306	1,428

Net increase (decrease) in contract owners’ equity resulting from operations	7,135	6,759	8,108	(3,847)	2,660	4,008	2,449	225

Equity transactions:
Purchase payments received from contract owners (note 3)	7,280	7,519	-	-	-	-	-
Transfers between funds (note 3)	(60,266)	52,552	-	(70,917)		(55,584)	-	(15,711)
Redemptions (note 3)		(12,721)	-	-	(10,283)	(557)	-	(2,382)
Adjustments to maintain reserves	(12)		(4)	1	(10)	(11)	-	5

Net equity transactions	(52,998)	47,350	(4)	(70,916)	(10,293)	(56,152)	-	(18,088)

Net change in contract owners’ equity	(45,863)	54,109	8,104	(74,763)	(7,633)	(52,144)	2,449	(17,863)
Contract owners’ equity beginning of period	89,342	35,233	45,377	120,140	48,009	100,153	9,255	27,118

Contract owners’ equity end of period	$43,479	89,342	53,481	45,377	40,376	48,009	11,704	9,255

CHANGES IN UNITS:
Beginning units	4,481	2,061	3,062	7,936	3,664	8,835	661	2,048
Units purchased	339	5,533	-	-	-	1,694	-	3,112
Units redeemed	(2,958)	(3,113)	-	(4,874)	(771)	(6,865)	-	(4,499)

Ending units	1,862	4,481	3,062	3,062	2,893	3,664	661	661

	BRVTR3		LOVMCV		M2IGSS		MSGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	322	-	(82)	-	(6)	-	(64)
Realized gain (loss) on investments	-	(544)	-	911	-	331	-	761
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	286	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(222)	-	1,115	-	325	-	697

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	-	223	-	(1,114)	-	20,618	-	9,703
Redemptions (note 3)	-	(1)	-	-	-	(20,943)	-	(10,400)
Adjustments to maintain reserves	-	-	-	(1)	-	-	-	-

Net equity transactions	-	222	-	(1,115)	-	(325)	-	(697)

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	-	6,034	-	1,474	-	1,956	-	6,175
Units redeemed	-	(6,034)	-	(1,474)	-	(1,956)	-	(6,175)

Ending units	-	-	-	-	-	-	-	-

	NVCCA2		NVMIG6		AMRS		OVGR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	(113)	-	(4)	-	(35)	-	35
Realized gain (loss) on investments	-	(11,833)	-	342	-	435	-	(1,037)
Change in unrealized gain (loss) on investments	-	11,608	-	-	-	-	-	(1,342)
Reinvested capital gains	-	-	-	-	-	-	-	1,757

Net increase (decrease) in contract owners’ equity resulting from operations	-	(338)	-	338	-	400	-	(587)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	-	(78,858)	-	12,027	-	(399)	-	(17,117)
Redemptions (note 3)	-	-	-	(12,365)	-	-	-	(2,474)
Adjustments to maintain reserves	-	(4)	-	-	-	(1)	-	(12)

Net equity transactions	-	(78,862)	-	(338)	-	(400)	-	(19,603)

Net change in contract owners’ equity	-	(79,200)	-	-	-	-	-	(20,190)
Contract owners’ equity beginning of period	-	79,200	-	-	-	-	-	20,190

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,322	-	-	-	-	-	788
Units purchased	-	-	-	1,080	-	3,110	-	-
Units redeemed	-	(6,322)	-	(1,080)	-	(3,110)	-	(788)

Ending units	-	-	-	-	-	-	-	-

	WFVSCG
	2017	2016
Investment activity:
Net investment income (loss)	$-	(2)
Realized gain (loss) on investments	-	(1,745)
Change in unrealized gain (loss) on investments	-	904
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(843)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds (note 3)	-	(3,680)
Redemptions (note 3)	-	(272)
Adjustments to maintain reserves	-	-

Net equity transactions	-	(3,952)

Net change in contract owners’ equity	-	(4,795)
Contract owners’ equity beginning of period	-	4,795

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	270
Units purchased	-	-
Units redeemed	-	(270)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-13 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Real Estate Investment Portfolio - Class A (ALVREA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund -Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)*

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)*

BlackRock Global Allocation V.I. Fund - Class III (MLVGA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)*

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Money Market Portfolio - Service Class 2 (FMMP2)

VIP Overseas Portfolio - Service Class (FOS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Small Cap Value Securities Fund - Class 2 (FTVSV2)

U.S. Government Securities VIP Fund - Class 2 (FTVUG2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Growth Securities Fund - Class 2 (FTVGS2)*

INVESCO INVESTMENTS

VI Comstock Fund - Series I Shares (ACC1)

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Franchise Fund - Series I Shares (ACEG)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)*

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Overseas Portfolio: Service Shares (JAIGS)*

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Growth and Income Portfolio: Class VC (LOVGI)*

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)*

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)*

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)*

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)*

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)*

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)*

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)*

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)*

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)*

VT Growth Opportunities Fund: Class IB (PVGOB)*

VT International Equity Fund: Class IB (PVTIGB)*

VT Small Cap Value Fund: Class IB (PVTSCB)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The Maximum variable account charge for contracts offered through the Separate Account is 0.55%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% of the daily value of the allocations to the underlying fund options
Rider Charge - annualized and assessed through a reduction in unit value
One-Year Enhanced Death Benefit Option	0.20%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI	ACVMV1	ACVV

0.35%	$41,206	$-	$596	$23	$602	$313	$1,848	$1,454
0.55%	7,351	23	-	-	130	18	265	55

Totals	$48,557	$23	$596	$23	$732	$331	$2,113	$1,509

	BRVHY3	MLVGA3	DWVSVS	DVSCS	DSIF	DCAP	FQB	FCS

0.35%	$3,149	$335	$195	$335	$634	$1,653	$711	$-
0.55%	-	207	123	108	236	78	32	62

Totals	$3,149	$542	$318	$443	$870	$1,731	$743	$62

	FEIS	FGS	FIGBS	FMCS	FMMP2	FOS	FTVSV2	FTVUG2

0.35%	$646	$382	$2,046	$316	$2,222	$532	$466	$157
0.55%	59	329	14	-	519	173	92	-

Totals	$705	$711	$2,060	$316	$2,741	$705	$558	$157

	FTVDM2	TIF2	FTVGI2	ACC1	ACGI	AVSCE	IVMCC2	JABS

0.35%	$114	$1,162	$1,839	$234	$1,577	$35	$-	$1,234
0.55%	103	103	124	-	187	-	119	127

Totals	$217	$1,265	$1,963	$234	$1,764	$35	$119	$1,361

	JAFBS	JACAS	JAIGS	SBVSG	SBVSG2	MNDSC	MVFSC	MSVRE

0.35%	$277	$558	$-	$212	$67	$178	$1,452	$203
0.55%	-	207	123	8	-	-	105	15

Totals	$277	$765	$123	$220	$67	$178	$1,557	$218

	NVCMD2	NVDBL2	GVDMA	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2

0.35%	$413	$-	$439	$540	$174	$142	$813	$144
0.55%	-	808	-	-	-	-	33	-

Totals	$413	$808	$439	$540	$174	$142	$846	$144

	SCVF2	SCF2	NCPG2	IDPGI2	NVSIX2	GVEX2	AMTB	AMINS

0.35%	$157	$41	$184	$224	$77	$199	$346	$256
0.55%	102	262	-	-	-	-	-	19

Totals	$259	$303	$184	$224	$77	$199	$346	$275

	AMCG	AMMCGS	OVGS	OVSC	OVSB	PMVAAD	PMVFAD	PMVHYA

0.35%	$512	$89	$1,236	$653	$-	$9	$91	$1,331
0.55%	55	17	211	-	128	194	23	83

Totals	$567	$106	$1,447	$653	$128	$203	$114	$1,414

	PMVLDA	PMVTRA	RVARS	TRBCG2	TREI2	WRASP	WRHIP	WRMCG

0.35%	$1,112	$1,803	$808	$1,187	$127	$171	$136	$35
0.55%	820	322	270	122	129	-	9	-

Totals	$1,932	$2,125	$1,078	$1,309	$256	$171	$145	$35

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$13,385,916	$-	$-	$13,385,916

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Growth and Income Portfolio - Class A (ALVGIA)	$524	$404
VPS Real Estate Investment Portfolio - Class A (ALVREA)	16,545	13,161
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	8,464	13,408
VP Inflation Protection Fund - Class II (ACVIP2)	6,690	18,562
VP International Fund - Class I (ACVI)	1,669	32,759
VP Mid Cap Value Fund - Class I (ACVMV1)	29,166	226,898
VP Value Fund - Class I (ACVV)	178,230	34,874
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	978,080	937,990
BlackRock Global Allocation V.I. Fund - Class III (MLVGA3)	13,479	21,914
VIP Small Cap Value Series: Service Class (DWVSVS)	36,410	80,688
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	13,013	103,451
Stock Index Fund, Inc. - Initial Shares (DSIF)	99,699	873
Appreciation Portfolio - Initial Shares (DCAP)	69,057	66,481
Quality Bond Fund II - Primary Shares (FQB)	17,298	118,874
VIP Contrafund(R) Portfolio - Service Class (FCS)	707	68
VIP Equity-Income Portfolio - Service Class (FEIS)	122,878	11,912
VIP Growth Portfolio - Service Class (FGS)	38,040	43,053
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	98,792	132,512
VIP Mid Cap Portfolio - Service Class (FMCS)	4,624	322
VIP Money Market Portfolio - Service Class 2 (FMMP2)	1,232,287	1,324,227
VIP Overseas Portfolio - Service Class (FOS)	12,420	42,356
Small Cap Value Securities Fund - Class 2 (FTVSV2)	12,503	67,288
U.S. Government Securities VIP Fund - Class 2 (FTVUG2)	857	52,951
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	46,199	13,196
Templeton Foreign Securities Fund - Class 2 (TIF2)	60,032	39,588
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	48,125	118,503
VI Comstock Fund - Series I Shares (ACC1)	7,371	18,609
VI Growth and Income Fund - Series I Shares (ACGI)	26,218	126,530
VI Small Cap Equity Fund - Series I Shares (AVSCE)	450	1,526
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	46,670	47,606
Balanced Portfolio: Service Shares (JABS)	131,556	146,723
Flexible Bond Portfolio: Service Shares (JAFBS)	11,914	29,103
Forty Portfolio: Service Shares (JACAS)	89,553	40,675
Overseas Portfolio: Service Shares (JAIGS)	46,132	49,579
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	1,297	54,188
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	331	6,495
New Discovery Series - Service Class (MNDSC)	1,073	193
Value Series - Service Class (MVFSC)	24,800	114,715
U.S. Real Estate Portfolio - Class I (MSVRE)	1,066	25,782
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	9,429	412
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	6,296	813
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	136,026	127,492
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	84,087	78,305
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	3,362	185
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	2,175	150
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	183,918	100,582
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	352	153
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	3,352	277
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	4,358	316
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	2,990	189
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	1,752	224
NVIT Small Cap Index Fund Class II (NVSIX2)	1,083	77
NVIT S&P 500 Index Fund Class II (GVEX2)	24,805	206
Short Duration Bond Portfolio - I Class Shares (AMTB)	1,430	3,834
International Portfolio - S Class Shares (AMINS)	478	28,660
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	3,018	58,777
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	641	3,012
Global Securities Fund/VA - Non-Service Shares (OVGS)	150,024	135,965
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	11,858	13,422
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	7,252	135
All Asset Portfolio - Advisor Class (PMVAAD)	8,441	7,534
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,089	562
High Yield Portfolio - Administrative Class (PMVHYA)	25,312	33,921
Low Duration Portfolio - Administrative Class (PMVLDA)	206,636	238,120
Total Return Portfolio - Administrative Class (PMVTRA)	23,463	272,025
Variable Fund - Multi-Hedge Strategies (RVARS)	2,440	209,575
Blue Chip Growth Portfolio - II (TRBCG2)	9,001	86,002
Equity Income Portfolio - II (TREI2)	11,847	60,304
Variable Insurance Portfolios - Asset Strategy (WRASP)	799	179
Variable Insurance Portfolios - High Income (WRHIP)	2,164	10,444
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	306	44

	$4,464,403	$5,649,933

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Growth and Income Portfolio - Class A (ALVGIA)
2017			0.55%	133			$36.15	$4,808	1.46%			18.27%
2016			0.55%	142			30.56	4,340	4.98%			10.69%
2015			0.55%	153			27.61	4,225	0.80%			1.14%
2014	0.35%	to	0.55%	982	27.97	to	27.30	27,357	2.73%	9.16%	to	8.94%
2013			0.55%	229			25.06	5,739	0.64%			34.22%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2017			0.35%	3,308			50.47	166,950	1.83%			6.16%
2016			0.35%	3,469			47.54	164,913	1.70%			7.39%
2015	0.35%	to	0.55%	4,953	44.27	to	43.12	219,180	1.77%	0.45%	to	0.25%
2014	0.35%	to	0.55%	5,223	44.07	to	43.01	230,098	2.95%	24.91%	to	24.66%
2013	0.35%	to	0.55%	5,795	35.28	to	34.50	204,393	1.76%	3.83%	to	3.62%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017			0.35%	197			54.22	10,681	0.13%			12.75%
2016			0.35%	311			48.09	14,954	0.22%			24.65%
2015			0.35%	39			38.58	1,504	0.79%			-5.82%
2014			0.35%	39			40.96	1,597	0.71%			8.82%
2013			0.35%	39			37.64	1,468	0.62%			37.57%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.35%	to	0.55%	11,880	16.35	to	15.87	193,489	2.58%	3.31%	to	3.10%
2016	0.35%	to	0.55%	12,890	15.83	to	15.39	203,335	1.82%	4.02%	to	3.81%
2015	0.35%	to	0.55%	13,533	15.22	to	14.82	205,096	1.95%	-2.81%	to	-3.00%
2014	0.35%	to	0.55%	14,367	15.66	to	15.28	224,153	1.00%	2.94%	to	2.73%
2013	0.35%	to	0.55%	26,819	15.21	to	14.88	406,834	1.60%	-8.80%	to	-8.98%
VP International Fund - Class I (ACVI)
2017	0.35%	to	0.55%	3,118	28.99	to	28.12	90,242	0.88%	30.75%	to	30.49%
2016	0.35%	to	0.55%	4,346	22.17	to	21.55	96,265	1.06%	-5.83%	to	-6.02%
2015	0.35%	to	0.55%	4,916	23.54	to	22.93	115,288	0.00%	0.41%	to	0.20%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.35%	to	0.55%	15,042	35.32	to	34.43	530,528	1.50%	11.30%	to	11.08%
2016	0.35%	to	0.55%	21,631	31.73	to	31.00	684,360	1.69%	22.43%	to	22.18%
2015	0.35%	to	0.55%	20,843	25.92	to	25.37	538,282	1.61%	-1.78%	to	-1.97%
2014	0.35%	to	0.55%	26,953	26.39	to	25.88	709,284	1.18%	16.02%	to	15.78%
2013	0.35%	to	0.55%	21,877	22.75	to	22.35	496,112	1.23%	29.66%	to	29.40%
VP Value Fund - Class I (ACVV)
2017	0.35%	to	0.55%	13,041	36.87	to	35.77	480,439	1.66%	8.37%	to	8.15%
2016	0.35%	to	0.55%	9,056	34.02	to	33.07	308,011	1.85%	20.06%	to	19.82%
2015			0.35%	4,714			28.34	133,592	2.37%			-4.22%
2014			0.35%	6,330			29.59	187,293	1.53%			12.68%
2013			0.35%	5,894			26.26	154,762	1.59%			31.27%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017			0.35%	87,582			11.13	974,965	4.63%			6.70%
2016			0.35%	88,567			10.43	923,979	4.17%			12.43%
BlackRock Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.35%	to	0.55%	7,622	18.73	to	18.40	142,074	1.28%	13.31%	to	13.08%
2016	0.35%	to	0.55%	8,301	16.53	to	16.27	136,559	1.20%	3.44%	to	3.24%
2015	0.35%	to	0.55%	7,885	15.98	to	15.76	124,881	0.98%	-1.35%	to	-1.55%
2014	0.35%	to	0.55%	5,639	16.19	to	16.01	90,741	2.07%	1.58%	to	1.37%
2013	0.35%	to	0.55%	8,098	15.94	to	15.79	128,663	1.50%	14.02%	to	13.79%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.35%	to	0.55%	5,091	17.57	to	17.41	89,398	0.73%	11.37%	to	11.14%
2016	0.35%	to	0.55%	8,288	15.78	to	15.66	130,318	0.00%	30.63%	to	30.37%
2014	0.35%	to	0.55%	7,065	12.96	to	12.92	91,548	0.00%	5.25%	to	5.04%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.35%	to	0.55%	1,947	51.06	to	49.53	99,191	0.87%	12.01%	to	11.79%
2016	0.35%	to	0.55%	4,111	45.59	to	44.31	185,528	0.87%	25.29%	to	25.04%
2015	0.35%	to	0.55%	3,359	36.38	to	35.44	121,483	0.72%	-2.67%	to	-2.87%
2014	0.35%	to	0.55%	3,782	37.38	to	36.48	140,660	0.64%	4.75%	to	4.54%
2013	0.35%	to	0.55%	6,257	35.69	to	34.90	222,509	1.34%	40.22%	to	39.94%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.35%	to	0.55%	8,017	$37.84	to	$36.71	$300,247	1.83%	21.11%	to	20.87%
2016			0.35%	5,281			31.24	164,985	1.91%			11.32%
2015			0.35%	7,360			28.07	206,560	1.65%			0.75%
2014	0.35%	to	0.55%	15,120	27.86	to	27.18	421,019	1.74%	13.03%	to	12.80%
2013	0.35%	to	0.55%	17,245	24.64	to	24.10	424,866	2.00%	31.57%	to	31.30%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.35%	to	0.55%	15,602	32.78	to	31.80	510,899	1.33%	26.89%	to	26.63%
2016	0.35%	to	0.55%	17,786	25.83	to	25.11	459,058	1.64%	7.53%	to	7.31%
2015	0.35%	to	0.55%	18,667	24.02	to	23.40	447,654	1.71%	-2.81%	to	-3.00%
2014	0.35%	to	0.55%	19,410	24.72	to	24.12	478,974	1.85%	7.71%	to	7.50%
2013	0.35%	to	0.55%	19,892	22.95	to	22.44	455,652	1.93%	20.68%	to	20.44%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.35%	to	0.55%	9,477	17.95	to	17.41	169,949	3.84%	3.67%	to	3.46%
2016	0.35%	to	0.55%	15,616	17.31	to	16.83	270,106	3.34%	3.46%	to	3.25%
2015	0.35%	to	0.55%	15,444	16.73	to	16.30	258,228	2.17%	-0.59%	to	-0.79%
2013			0.55%	1,244	15.91			19,797	3.10%			0.48%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2017			0.55%	297			41.95	12,460	0.91%			21.09%
2016			0.55%	297			34.64	10,289	0.75%			7.32%
2015			0.55%	297			32.28	9,588	0.22%			0.00%
2014	0.35%	to	0.55%	1,741	33.08	to	32.28	57,349	1.13%	11.43%	to	11.20%
2013	0.35%	to	0.55%	1,250	29.68	to	29.03	36,911	1.03%	30.69%	to	30.42%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.35%	to	0.55%	7,589	32.68	to	31.70	247,720	1.86%	12.41%	to	12.19%
2016	0.35%	to	0.55%	4,116	29.07	to	28.26	119,117	2.14%	17.49%	to	17.26%
2015	0.35%	to	0.55%	7,021	24.75	to	24.10	173,564	1.27%	-4.42%	to	-4.62%
2014	0.35%	to	0.55%	23,946	25.89	to	25.27	619,803	6.29%	8.27%	to	8.05%
2013	0.35%	to	0.55%	5,924	23.91	to	23.39	141,528	3.08%	27.56%	to	27.31%
VIP Growth Portfolio - Service Class (FGS)
2017	0.35%	to	0.55%	4,667	38.65	to	37.50	178,594	0.12%	34.53%	to	34.26%
2016	0.35%	to	0.55%	5,135	28.73	to	27.93	146,046	0.00%	0.36%	to	0.16%
2015			0.35%	6,885			28.63	197,109	0.18%			6.68%
2014			0.35%	5,639			26.84	151,332	0.09%			10.80%
2013			0.35%	6,042			24.22	146,343	0.22%			35.73%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017			0.35%	31,428			18.03	566,706	2.23%			3.79%
2016	0.35%	to	0.55%	34,044	17.37	to	16.89	591,269	2.73%	4.26%	to	4.05%
2015	0.35%	to	0.55%	21,889	16.66	to	16.23	364,535	1.79%	-1.05%	to	-1.25%
2014			0.35%	29,752			16.84	501,017	2.06%			5.38%
2013			0.35%	7,174			15.98	114,637	0.36%			-2.23%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017			0.35%	3,090			32.46	100,291	0.63%			20.28%
2016			0.35%	3,090			26.98	83,380	0.33%			11.72%
2015			0.35%	7,600			24.15	183,561	0.39%			-1.84%
2014			0.35%	8,111			24.61	199,584	0.16%			5.82%
2013			0.35%	8,693			23.25	202,131	0.44%			35.59%
VIP Money Market Portfolio - Service Class 2 (FMMP2)
2017	0.35%	to	0.55%	61,361	11.32	to	10.98	689,585	0.43%	0.08%	to	-0.12%
2016	0.35%	to	0.55%	69,152	11.31	to	10.99	781,468	0.01%	-0.33%	to	-0.53%
2015	0.35%	to	0.55%	143,255	11.35	to	11.05	1,622,942	0.01%	-0.34%	to	-0.54%
2014	0.35%	to	0.55%	71,849	11.39	to	11.11	815,127	0.01%	-0.34%	to	-0.54%
2013	0.35%	to	0.55%	63,510	11.42	to	11.17	724,876	0.01%	-0.34%	to	-0.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class (FOS)
2017	0.35%	to	0.55%	6,468	$31.34	to	$30.40	$201,685	1.33%	29.65%	to	29.39%
2016	0.35%	to	0.55%	7,750	24.17	to	23.50	186,319	1.28%	-5.45%	to	-5.64%
2015	0.35%	to	0.55%	8,542	25.57	to	24.90	217,037	1.27%	3.13%	to	2.92%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.35%	to	0.55%	3,006	46.73	to	45.33	140,354	0.47%	10.27%	to	10.04%
2016	0.35%	to	0.55%	4,585	42.38	to	41.20	192,563	0.68%	29.73%	to	29.47%
2015	0.35%	to	0.55%	3,358	32.67	to	31.82	109,612	0.64%	-7.71%	to	-7.90%
2014	0.35%	to	0.55%	3,390	35.40	to	34.55	119,911	0.63%	0.22%	to	0.02%
2013	0.35%	to	0.55%	3,930	35.32	to	34.54	138,718	1.29%	35.76%	to	35.49%
U.S. Government Securities VIP Fund - Class 2 (FTVUG2)
2017			0.35%	2,151			14.96	32,175	1.92%			0.99%
2016			0.35%	5,706			14.81	84,518	3.07%			0.31%
2015			0.35%	10,562			14.77	155,958	0.00%			0.12%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.35%	to	0.55%	2,124	42.93	to	41.64	89,514	0.72%	39.92%	to	39.64%
2016	0.35%	to	0.55%	1,331	30.68	to	29.82	40,720	0.72%	17.03%	to	16.80%
2015	0.35%	to	0.55%	1,660	26.21	to	25.53	43,186	2.02%	-19.88%	to	-20.04%
2014	0.35%	to	0.55%	1,860	32.72	to	31.93	60,499	1.77%	-8.71%	to	-8.89%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.35%	to	0.55%	13,758	27.72	to	26.89	380,785	2.60%	16.29%	to	16.05%
2016	0.35%	to	0.55%	13,291	23.84	to	23.17	316,311	1.97%	6.80%	to	6.59%
2015	0.35%	to	0.55%	12,080	22.32	to	21.74	269,085	3.56%	-6.82%	to	-7.01%
2014	0.35%	to	0.55%	11,570	23.96	to	23.38	276,580	2.61%	-11.44%	to	-11.62%
2013			0.35%	1,201			27.05	32,489	2.35%			22.54%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.35%	to	0.55%	53,221	10.00	to	9.92	531,830	0.00%	1.57%	to	1.37%
2016	0.35%	to	0.55%	60,213	9.84	to	9.79	592,569	0.00%	2.58%	to	2.37%
2015			0.35%	45,322			9.60	434,874	8.03%			-4.64%
2014	0.35%	to	0.55%	65,968	10.06	to	10.05	663,774	4.96%	0.62%	to	0.48%	****
VI Comstock Fund - Series I Shares (ACC1)
2017			0.35%	2,433			25.27	61,490	2.33%			17.44%
2016			0.35%	3,083			21.52	66,347	1.59%			16.89%
2015			0.35%	3,155			18.41	58,086	0.85%			-6.31%
2014			0.35%	9,379			19.65	184,307	1.34%			9.00%
2013			0.35%	9,576			18.03	172,635	1.61%			35.50%
VI Growth and Income Fund - Series I Shares (ACGI)
2017	0.35%	to	0.55%	12,253	39.20	to	38.03	480,071	1.43%	13.92%	to	13.69%
2016	0.35%	to	0.55%	15,810	34.41	to	33.45	541,782	1.13%	19.28%	to	19.04%
2015	0.35%	to	0.55%	14,473	28.85	to	28.10	416,820	2.94%	-3.40%	to	-3.60%
2014	0.35%	to	0.55%	14,838	29.87	to	29.15	442,410	1.81%	9.89%	to	9.67%
2013	0.35%	to	0.55%	15,096	27.18	to	26.58	409,537	1.52%	33.61%	to	33.34%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2017			0.35%	539			19.78	10,661	0.00%			13.66%
2016			0.35%	623			17.40	10,842	0.00%			11.67%
2015			0.35%	1,097			15.58	17,096	0.00%			-5.85%
2014			0.35%	1,392			16.55	23,041	0.00%			2.00%
2013			0.35%	1,579			16.23	25,623	0.01%			36.98%
Balanced Portfolio: Service Shares (JABS)
2017	0.35%	to	0.55%	12,286	32.03	to	31.07	392,729	1.38%	17.72%	to	17.49%
2016	0.35%	to	0.55%	12,907	27.21	to	26.45	350,573	1.75%	3.96%	to	3.75%
2015	0.35%	to	0.55%	18,906	26.17	to	25.49	492,110	1.65%	0.06%	to	-0.14%
2014	0.35%	to	0.55%	18,245	26.16	to	25.53	475,460	1.60%	7.86%	to	7.64%
2013	0.35%	to	0.55%	11,198	24.25	to	23.72	270,073	1.92%	19.38%	to	19.14%
Flexible Bond Portfolio: Service Shares (JAFBS)
2017			0.35%	7,771			10.33	80,296	2.38%			2.99%
2016			0.35%	9,646			10.03	96,775	2.29%			1.86%
2015			0.35%	12,860			9.85	126,658	0.89%			-1.51%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Forty Portfolio: Service Shares (JACAS)
2017	0.35%	to	0.55%	5,055	$45.64	to	$44.27	$228,912	0.00%	29.54%	to	29.28%
2016	0.35%	to	0.55%	4,076	35.23	to	34.24	143,554	0.90%	1.59%	to	1.38%
2015	0.35%	to	0.55%	5,122	34.68	to	33.78	177,493	1.16%	11.55%	to	11.32%
2014	0.35%	to	0.55%	4,224	31.09	to	30.34	131,179	0.03%	8.09%	to	7.87%
2013	0.35%	to	0.55%	4,166	28.76	to	28.13	119,775	0.66%	30.43%	to	30.17%
Overseas Portfolio: Service Shares (JAIGS)
2015			0.35%	441			28.49	12,564	0.29%			-9.12%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2017			0.35%	1,067			24.35	25,980	0.00%			23.83%
2016	0.35%	to	0.55%	3,361	19.66	to	19.28	66,049	0.00%	5.43%	to	5.22%
2015			0.35%	1,692			18.65	31,554	0.00%			-4.71%
2014	0.35%	to	0.55%	4,916	19.57	to	19.27	96,159	0.00%	3.71%	to	3.51%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2017			0.35%	492			31.93	15,711	0.00%			23.48%
2016			0.35%	696			25.86	18,000	0.00%			5.17%
2015			0.35%	755			24.59	18,565	0.00%			-4.93%
2014			0.35%	1,470			25.86	38,021	0.00%			3.42%
2013			0.35%	996			25.01	24,908	0.05%			46.11%
New Discovery Series - Service Class (MNDSC)
2017			0.35%	3,273			17.77	58,167	0.00%			25.89%
2016			0.35%	3,273			14.12	46,205	0.00%			8.42%
2015	0.35%	to	0.55%	8,824	13.02	to	12.93	114,881	0.00%	-2.49%	to	-2.68%
2014			0.35%	668			13.35	8,920	0.00%			-7.82%
2013			0.35%	668			14.49	9,676	0.00%			40.72%
Value Series - Service Class (MVFSC)
2017	0.35%	to	0.55%	10,882	39.79	to	38.60	432,297	1.71%	16.94%	to	16.70%
2016	0.35%	to	0.55%	14,001	34.02	to	33.07	475,823	1.87%	13.38%	to	13.15%
2015	0.35%	to	0.55%	16,088	30.01	to	29.23	480,838	2.11%	-1.28%	to	-1.48%
2014	0.35%	to	0.55%	16,936	30.40	to	29.67	512,931	1.34%	9.82%	to	9.60%
2013	0.35%	to	0.55%	18,084	27.68	to	27.07	498,431	1.03%	35.12%	to	34.85%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	0.35%	to	0.55%	1,243	46.73	to	45.33	58,018	1.47%	2.75%	to	2.54%
2016	0.35%	to	0.55%	1,801	45.48	to	44.21	81,720	1.45%	6.44%	to	6.23%
2015	0.35%	to	0.55%	2,049	42.73	to	41.62	87,172	1.19%	1.81%	to	1.61%
2014	0.35%	to	0.55%	2,026	41.97	to	40.96	84,635	1.47%	29.27%	to	29.01%
2013	0.35%	to	0.55%	2,109	32.47	to	31.75	68,156	0.91%	1.70%	to	1.49%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015			0.55%	6,322			12.53	79,200	3.05%			-1.87%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013			0.55%	4,563			10.94	49,942	1.94%			4.36%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017			0.35%	8,421			14.96	125,945	1.81%			13.57%
2016			0.35%	8,421			13.17	110,896	2.75%			6.37%
2015			0.35%	8,421			12.38	104,258	2.86%			-1.41%
2014			0.35%	8,421			12.56	105,751	2.43%			4.20%
2013			0.35%	8,421			12.05	101,485	1.63%			17.39%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017			0.55%	10,927			14.13	154,379	1.87%			10.52%
2016			0.55%	10,927			12.78	139,683	1.94%			5.72%
2015			0.55%	10,927			12.09	132,127	1.68%			-0.72%
2014			0.55%	10,927			12.18	133,088	1.55%			4.01%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014			0.35%	9,351			12.63	118,093	1.73%			4.81%
2013			0.35%	9,351			12.05	112,670	1.69%			16.22%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017			0.35%	8,376			16.26	136,221	1.67%			16.27%
2016			0.35%	8,407			13.99	117,592	1.82%			8.10%
2015			0.35%	8,444			12.94	109,257	1.41%			-1.08%
2014			0.35%	9,778			13.08	127,895	1.17%			4.59%
2013			0.35%	13,626			12.51	170,405	2.15%			21.95%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.35%	to	0.55%	5,362	$11.30	to	$11.22	$60,577	1.20%	-1.70%	to	-1.89%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017			0.35%	8,613			20.32	175,015	0.10%			29.42%
2016			0.35%	8,629			15.70	135,477	0.55%			1.63%
2015	0.35%	to	0.55%	16,442	15.45	to	15.30	253,944	0.30%	2.77%	to	2.56%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017			0.35%	2,849			19.04	54,234	1.28%			13.96%
2016			0.35%	2,849			16.70	47,589	0.70%			15.64%
2015	0.35%	to	0.55%	11,401	14.44	to	14.31	164,642	0.96%	-3.77%	to	-3.97%
2014	0.35%	to	0.55%	20,444	15.01	to	14.90	306,820	2.49%	9.86%	to	9.64%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017			0.35%	2,397			19.12	45,838	0.00%			27.08%
2016			0.35%	2,397			15.05	36,071	0.00%			5.69%
2015	0.35%	to	0.55%	8,406	14.24	to	14.11	119,671	0.00%	-0.69%	to	-0.89%
2014			0.35%	4,669			14.34	66,946	0.00%			3.36%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.35%	to	0.55%	12,843	21.00	to	20.72	269,598	1.22%	13.44%	to	13.21%
2016	0.35%	to	0.55%	9,282	18.51	to	18.30	171,798	1.34%	17.18%	to	16.95%
2015	0.35%	to	0.55%	12,214	15.80	to	15.65	192,896	1.74%	-3.23%	to	-3.42%
2014			0.35%	658			16.32	10,741	0.45%			16.61%
2013	0.35%	to	0.55%	9,832	14.00	to	13.92	137,575	2.41%	35.20%	to	34.93%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017			0.35%	2,455			18.78	46,108	0.00%			24.21%
2016			0.35%	2,455			15.12	37,121	0.00%			7.68%
2015	0.35%	to	0.55%	8,613	14.04	to	13.91	120,909	0.00%	0.18%	to	-0.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.35%	to	0.55%	3,468	19.75	to	19.49	68,252	0.29%	8.37%	to	8.16%
2016	0.35%	to	0.55%	3,468	18.23	to	18.02	63,016	0.29%	25.18%	to	24.92%
2015	0.35%	to	0.55%	9,584	14.56	to	14.42	139,375	0.59%	-6.62%	to	-6.80%
2014	0.35%	to	0.55%	1,674	15.59	to	15.48	25,999	0.19%	6.39%	to	6.18%
2013			0.35%	707			14.66	10,362	0.83%			39.53%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.35%	to	0.55%	3,480	18.85	to	18.60	64,887	0.00%	12.80%	to	12.58%
2016	0.35%	to	0.55%	3,480	16.71	to	16.52	57,613	0.11%	22.12%	to	21.87%
2015	0.35%	to	0.55%	3,480	13.68	to	13.55	47,255	0.14%	-2.24%	to	-2.43%
2014	0.35%	to	0.55%	3,480	13.99	to	13.89	48,415	0.00%	0.20%	to	0.00%
2013			0.35%	701			13.97	9,790	0.12%			40.06%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017			0.35%	4,377			13.08	57,254	1.65%			17.38%
2016			0.35%	4,377			11.14	48,777	1.80%			5.84%
2015	0.35%	to	0.55%	13,703	10.53	to	10.47	144,252	1.11%	-5.21%	to	-5.40%
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017			0.35%	5,428			12.64	68,624	1.78%			13.63%
2016			0.35%	5,428			11.13	60,391	1.80%			5.34%
2015			0.35%	5,428			10.56	57,330	1.48%			-3.58%
2014			0.35%	5,428			10.95	59,459	1.40%			2.10%
NVIT Small Cap Index Fund Class II (NVSIX2)
2017			0.35%	1,410			17.12	24,140	0.90%			13.78%
2016			0.35%	1,410			15.05	21,216	1.19%			20.45%
2015			0.35%	716			12.49	8,945	1.09%			-5.21%
2013	0.35%	to	0.55%	7,951	12.65	to	12.63	100,579	1.36%	26.50%	to	26.33%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2017			0.35%	3,639			17.90	65,122	1.69%			20.80%
2016			0.35%	2,156			14.81	31,939	1.48%			11.01%
2015			0.35%	2,156			13.35	28,772	1.99%			0.59%
2014			0.35%	823			13.27	10,919	1.79%			12.68%
2013			0.35%	823			11.77	9,690	1.80%			17.74%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017			0.35%	7,948			$12.27	$97,499	1.44%			0.54%
2016			0.35%	8,232			12.20	100,441	1.12%			0.87%
2015			0.35%	6,939			12.10	83,938	1.45%			-0.17%
2014			0.35%	7,585			12.12	91,906	1.66%			0.26%
2013			0.35%	8,409			12.09	101,628	2.15%			0.26%
International Portfolio - S Class Shares (AMINS)
2017	0.35%	to	0.55%	4,084	18.83	to	18.36	76,816	0.61%	26.32%	to	26.06%
2016	0.35%	to	0.55%	5,812	14.91	to	14.56	86,576	0.62%	-2.16%	to	-2.35%
2015	0.35%	to	0.55%	7,116	15.24	to	14.92	107,971	0.91%	1.17%	to	0.97%
2014	0.35%	to	0.55%	8,154	15.06	to	14.77	122,387	0.22%	-3.61%	to	-3.81%
2013	0.35%	to	0.55%	23,002	15.63	to	15.36	358,984	2.14%	17.42%	to	17.19%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	0.35%	to	0.55%	3,452	45.46	to	44.10	156,573	0.00%	24.85%	to	24.60%
2016	0.35%	to	0.55%	4,909	36.41	to	35.39	178,443	0.00%	4.03%	to	3.82%
2015	0.35%	to	0.55%	5,893	35.00	to	34.09	205,174	0.00%	0.92%	to	0.72%
2014	0.35%	to	0.55%	6,601	34.68	to	33.84	227,895	0.00%	7.20%	to	6.99%
2013	0.35%	to	0.55%	7,731	32.35	to	31.63	249,079	0.00%	32.15%	to	31.88%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.35%	to	0.55%	2,483	12.36	to	12.31	30,678	0.00%	24.13%	to	23.88%
2016	0.35%	to	0.55%	2,730	9.96	to	9.94	27,171	0.00%	3.80%	to	3.59%
2015	0.35%	to	0.55%	2,804			9.59	26,902	0.00%			-4.08%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2015			0.35%	788			25.62	20,190	0.00%			3.18%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.35%	to	0.55%	9,654	46.07	to	44.69	442,820	0.97%	36.19%	to	35.92%
2016	0.35%	to	0.55%	9,258	33.83	to	32.88	312,925	1.09%	-0.27%	to	-0.47%
2015	0.35%	to	0.55%	10,021	33.92	to	33.03	339,629	1.45%	3.58%	to	3.37%
2014	0.35%	to	0.55%	9,229	32.74	to	31.96	301,967	1.02%	1.93%	to	1.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014			0.55%	2,799			25.80	72,210	0.85%			10.09%
2013			0.55%	3,212			23.43	75,267	1.06%			31.05%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017			0.35%	3,872			49.53	191,762	0.85%			13.76%
2016			0.35%	4,133			43.54	179,933	0.51%			17.64%
2015			0.35%	5,253			37.01	194,400	0.85%			-6.23%
2014			0.35%	4,339			39.47	171,241	0.86%			11.54%
2013			0.35%	4,393			35.38	155,432	0.97%			40.52%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017			0.55%	2,371			11.24	26,658	2.53%			5.69%
2016			0.55%	1,765			10.64	18,776	5.91%			5.95%
2015	0.35%	to	0.55%	8,485	10.11	to	10.04	85,369	7.38%	-2.60%	to	-2.80%
2014			0.35%	3,209			10.38	33,294	4.26%			2.48%
2013			0.55%	2,953			10.10	29,826	0.00%			-0.68%
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.35%	to	0.55%	3,515	12.28	to	12.14	42,780	4.48%	12.98%	to	12.76%
2016	0.35%	to	0.55%	3,596	10.87	to	10.77	38,753	2.26%	12.51%	to	12.29%
2014	0.35%	to	0.55%	5,509	10.68	to	10.62	58,567	4.26%	0.10%	to	-0.10%
2013	0.35%	to	0.55%	14,718	10.67	to	10.63	156,837	5.42%	-0.24%	to	-0.44%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.35%	to	0.55%	2,445	13.16	to	12.93	32,090	1.51%	10.35%	to	10.13%
2016	0.35%	to	0.55%	2,429	11.92	to	11.74	28,902	1.11%	2.54%	to	2.34%
2015	0.35%	to	0.55%	2,463	11.63	to	11.47	28,583	1.45%	-7.50%	to	-7.69%
2014	0.35%	to	0.55%	2,447	12.57	to	12.43	30,711	1.99%	-0.05%	to	-0.25%
2013	0.35%	to	0.55%	2,525	12.58	to	12.46	31,695	1.69%	-6.89%	to	-7.08%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
High Yield Portfolio - Administrative Class (PMVHYA)
2017	0.35%	to	0.55%	12,727	$30.23	to	$29.32	$384,280	4.88%	6.25%	to	6.04%
2016	0.35%	to	0.55%	13,606	28.45	to	27.65	386,704	4.85%	12.07%	to	11.85%
2015	0.35%	to	0.55%	17,123	25.39	to	24.72	434,290	4.52%	-2.01%	to	-2.21%
2014	0.35%	to	0.55%	50,612	25.91	to	25.28	1,310,979	5.16%	2.98%	to	2.77%
2013	0.35%	to	0.55%	17,603	25.16	to	24.60	442,386	5.17%	5.37%	to	5.15%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.35%	to	0.55%	33,869	14.88	to	14.43	500,411	1.34%	1.00%	to	0.80%
2016	0.35%	to	0.55%	36,677	14.73	to	14.32	531,694	1.45%	1.05%	to	0.85%
2015	0.35%	to	0.55%	31,649	14.58	to	14.20	456,019	3.41%	-0.04%	to	-0.24%
2014	0.35%	to	0.55%	33,255	14.59	to	14.23	480,011	1.09%	0.50%	to	0.29%
2013	0.35%	to	0.55%	77,958	14.51	to	14.19	1,127,583	1.37%	-0.48%	to	-0.68%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.35%	to	0.55%	25,437	20.16	to	19.55	511,805	2.01%	4.56%	to	4.35%
2016	0.35%	to	0.55%	38,815	19.28	to	18.74	742,672	2.07%	2.33%	to	2.12%
2015	0.35%	to	0.55%	38,618	18.84	to	18.35	725,485	4.89%	0.08%	to	-0.12%
2014	0.35%	to	0.55%	42,634	18.83	to	18.37	800,581	2.16%	3.91%	to	3.70%
2013	0.35%	to	0.55%	54,679	18.12	to	17.72	988,365	2.22%	-2.30%	to	-2.49%
VT Small Cap Value Fund: Class IB (PVTSCB)
2014			0.35%	1,436			30.89	44,352	0.46%			3.07%
2013			0.35%	626			29.97	18,758	0.83%			39.12%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.35%	to	0.55%	22,125	10.81	to	10.71	238,864	0.00%	3.31%	to	3.11%
2016	0.35%	to	0.55%	41,873	10.47	to	10.39	437,861	0.10%	-0.83%	to	-1.03%
2015	0.35%	to	0.55%	25,729	10.56	to	10.50	271,556	0.48%	1.49%	to	1.29%
2014	0.35%	to	0.55%	10,087	10.40	to	10.37	104,898	0.00%	4.29%	to	4.08%
2013			0.35%	870			9.97	8,676	0.00%			-0.28%	****
Blue Chip Growth Portfolio - II (TRBCG2)
2017	0.35%	to	0.55%	10,695	34.81	to	33.93	371,672	0.00%	35.35%	to	35.08%
2016	0.35%	to	0.55%	13,316	25.72	to	25.12	341,740	0.00%	0.19%	to	-0.01%
2015	0.35%	to	0.55%	16,464	25.67	to	25.12	421,747	0.00%	10.41%	to	10.19%
2014	0.35%	to	0.55%	27,843	23.25	to	22.80	644,966	0.00%	8.46%	to	8.24%
2013	0.35%	to	0.55%	30,637	21.43	to	21.06	653,497	0.00%	40.36%	to	40.08%
Equity Income Portfolio - II (TREI2)
2017			0.35%	1,862			23.35	43,479	1.19%			15.33%
2016	0.35%	to	0.55%	4,481	20.25	to	19.78	89,342	1.67%	18.44%	to	18.20%
2015			0.35%	2,061			17.10	35,233	1.63%			-7.43%
2014			0.35%	1,897			18.47	35,051	1.55%			6.73%
2013	0.35%	to	0.55%	19,259	17.30	to	17.00	333,140	1.58%	28.95%	to	28.69%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017			0.35%	3,062			17.47	53,481	1.62%			17.86%
2016			0.35%	3,062			14.82	45,377	0.50%			-2.91%
2015	0.35%	to	0.55%	7,936	15.26	to	15.06	120,140	0.37%	-8.67%	to	-8.85%
2014	0.35%	to	0.55%	7,299	16.71	to	16.52	121,177	0.52%	-5.60%	to	-5.79%
2013	0.35%	to	0.55%	7,307	17.70	to	17.54	128,650	1.65%	24.69%	to	24.44%
Variable Insurance Portfolios - High Income (WRHIP)
2017			0.35%	2,893			13.96	40,376	5.17%			6.31%
2016	0.35%	to	0.55%	3,664	13.13	to	13.01	48,009	4.84%	15.78%	to	15.55%
2015	0.35%	to	0.55%	8,835	11.34	to	11.26	100,153	6.05%	-6.83%	to	-7.02%
2014	0.35%	to	0.55%	21,662	12.17	to	12.11	263,596	3.70%	1.55%	to	1.34%
2013	0.35%	to	0.55%	100,312	11.99	to	11.95	1,201,881	6.93%	10.11%	to	9.89%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017			0.35%	661			17.71	11,704	0.00%			26.45%
2016			0.35%	661			14.00	9,255	0.00%			5.75%
2015			0.35%	2,048			13.24	27,118	0.00%			-6.11%
2014	0.35%	to	0.55%	10,840	14.10	to	14.03	152,851	0.00%	7.49%	to	7.28%
2013	0.35%	to	0.55%	9,783	13.12	to	13.08	128,327	0.00%	29.48%	to	29.22%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015			0.35%	270			$17.76	$4,795	0.00%			-3.22%
2014			0.35%	899			18.35	16,498	0.00%			-2.22%
2013			0.35%	3,451			18.77	64,770	0.00%			49.70%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.35%	to	0.55%	10,672	20.09	to	19.74	213,988	1.39%	26.89%	to	26.64%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.35%	to	0.55%	7,756	18.55	to	18.23	143,542	1.66%	-1.32%	to	-1.52%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.35%	to	0.55%	15,705	17.69	to	17.39	277,361	2.09%	22.55%	to	22.30%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.35%	to	0.55%	34,755	20.08	to	19.73	697,834	4.17%	1.28%	to	1.08%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.35%	to	0.55%	13,883	16.00	to	15.70	221,211	1.30%	-8.50%	to	-8.68%
2013	0.35%	to	0.55%	12,889	17.49	to	17.19	224,855	1.37%	29.85%	to	29.59%
VP International Fund - Class III (obsolete) (ACVI3)
2014	0.35%	to	0.55%	13,130	10.43	to	10.29	136,743	1.03%	-5.84%	to	-6.03%
2013	0.35%	to	0.55%	11,575	11.08	to	10.95	128,032	1.46%	21.98%	to	21.74%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.35%	to	0.55%	1,892	21.76	to	21.23	41,093	0.00%	3.11%	to	2.90%
2013	0.35%	to	0.55%	1,939	21.10	to	20.63	40,844	0.00%	45.32%	to	45.03%

2017	Contract Owners’ Equity:								$13,389,256
2016	Contract Owners’ Equity:								$13,472,703
2015	Contract Owners’ Equity:								$13,582,386
2014	Contract Owners’ Equity:								$14,623,651
2013	Contract Owners’ Equity:								$14,340,977
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.